Long-term Debt - Secured and Unsecured Notes (Details) € in Thousands, $ in Thousands								2 Months Ended	12 Months Ended
	Jul. 22, 2020 USD ($)	Jul. 01, 2020 USD ($)	Feb. 07, 2020	Oct. 31, 2019 USD ($)	Feb. 08, 2018 USD ($)	Dec. 11, 2017 USD ($)	May 04, 2016 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 01, 2019 USD ($)	Oct. 01, 2019 EUR (€)	Feb. 28, 2018 USD ($)
Debt Instrument
Debt Instrument, Face Amount							$ 265,000
Debt Instrument, Original Issue Discount	1.50%
ABL maximum borrowing capacity									$ 250,000
Debt Instrument, Basis Spread on Variable Rate						50.00%
Long-term Debt, Gross									1,426,363	$ 1,867,497
Line of Credit Facility, Increase (Decrease), Net									50,000
Cross Currency Interest Rate Contract [Member]
Debt Instrument
Derivative, Cash Received on Hedge				$ 38,070
Net Investment Hedging [Member] | Cross Currency Interest Rate Contract [Member]
Debt Instrument
Derivative, Notional Amount									344,403			$ 280,000	€ 280,000	$ 280,000
U.S. Dollar
Debt Instrument
ABL maximum borrowing capacity									195,000
Euro
Debt Instrument
ABL maximum borrowing capacity									40,000
Canada, Dollars
Debt Instrument
ABL maximum borrowing capacity									15,000
2016 Term Loan Facility | Euro
Debt Instrument
Debt Instrument, Face Amount							$ 300,000
New Term Loan Facility [Member]
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate			2.25%
New Term Loan Facility		$ 650,000
Write off of Deferred Debt Issuance Cost									97
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost											$ 2,124
Revolving Credit Facility [Member]
Debt Instrument
Debt Instrument, Covenant, Fixed Charge Coverage Ratio, Minimum							1
Letters of Credit Outstanding, Amount									18,190
ABL Facility
Debt Instrument
ABL maximum borrowing capacity							$ 200,000
Debt Instrument, Basis Spread on Variable Rate							0.50%
Long-term Debt, Gross									$ 0	0
ABL Facility | CANADA
Debt Instrument
ABL maximum borrowing capacity							$ 10,000
ABL Facility | Europe [Member]
Debt Instrument
ABL maximum borrowing capacity							$ 40,000
ABL Facility | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate							2.00%		1.75%
ABL Facility | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate							1.50%		1.25%
ABL Facility | Base Rate [Member] | Maximum [Member]
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate							1.00%		0.75%
ABL Facility | Base Rate [Member] | Minimum [Member]
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate									0.25%
ABL Facility | U.S. Dollar
Debt Instrument
ABL maximum borrowing capacity							$ 150,000
Term Loan Facility
Debt Instrument
Write off of Debt Discounts									$ 228
Debt Instrument, Basis Spread on Variable Rate			1.25%
Long-term Debt, Gross									671,710	947,497
Term Loan Facility | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	3.00%
Term Loan Facility | 2021 Term Loan Facility
Debt Instrument
Debt Instrument, Face Amount							1,200,000
Term Loan Facility | 2021 Term Loan Facility | U.S. Dollar
Debt Instrument
Debt Instrument, Face Amount							900,000
Term Loan Facility | New Term Loan Facility [Member]
Debt Instrument
Debt Instrument, Face Amount					$ 1,267,000
Debt Instrument, Scheduled Repayment, Percentage of Principal	0.25%				0.25%
Write off of Debt Discounts									12,781	2,414	2,352
Long-term Debt, Gross									459,653	0
Write off of Deferred Debt Issuance Cost									162	1,027	$ 1,403
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost									2,188
Repayments of Medium-term Notes									466,134	210,000
Term Loan Facility | New Term Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument
Debt Instrument, Face Amount	$ 650,000
Debt Instrument, Variable Rate Floor	1.00%
Debt Instrument, Basis Spread on Variable Rate	3.00%
Debt Instrument, Interest Rate, Stated Percentage					2.50%
Senior Notes | 5.750% Senior Notes due 2025 [Member]
Debt Instrument
Long-term Debt, Gross									295,000	295,000
Senior Notes | Six Point Seven Five Percent Senior Secured Notes due 2022 [Member]
Debt Instrument
Debt Instrument, Face Amount							$ 625,000
Debt Instrument, Interest Rate, Stated Percentage							6.75%
Long-term Debt, Gross									0	625,000
Term Loan And Senior Notes [Member]
Debt Instrument
Long-term debt, fair value									1,427,123	$ 1,905,822
Unsecured Debt [Member] | 5.750% Senior Notes due 2025 [Member]
Debt Instrument
Debt Instrument, Face Amount						$ 300,000
Write off of Debt Discounts									$ 1,186
Repayments of Unsecured Debt								$ 10,550
Debt Instrument, Interest Rate, Stated Percentage						5.75%
Debt Instrument, Redemption Price, Percentage						105.75%			100.00%
Debt Instrument, Call Premium						1.00%
Write off of Deferred Debt Issuance Cost									$ 2,085
Unsecured Debt [Member] | 5.750% Senior Notes due 2025 [Member] | Change Of Control [Member]
Debt Instrument
Debt Instrument, Redemption Price, Percentage									101.00%
Unsecured Debt [Member] | 5.750% Senior Notes due 2025 [Member] | Maximum [Member] | Exerciseof Call Option [Member]
Debt Instrument
Debt Instrument, Redemption, Potential Percentage Of Principal Redeemed						40.00%
Unsecured Debt [Member] | 5.750% Senior Notes due 2025 [Member] | Minimum [Member] | Event of Default [Member]
Debt Instrument
Debt Instrument, Redemption, Potential Percentage Of Principal Redeemed										30.00%